Financial instruments (Details 2) - Liquidity risk [member] R$ in Millions	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	R$ 18,378
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	5,511
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	9,425
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,442
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	8,180
Borrowings And Financing [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,476
Borrowings And Financing [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	6,426
Borrowings And Financing [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	278
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	7,075
Lease liabilities [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	912
Lease liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,999
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,164
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,123
Trade Payables [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	R$ 3,123